Alger Capital Appreciation Fund Expense Example - Class Z Shares [Member] - Alger Capital Appreciation Fund - Class Z	Oct. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 93
Expense Example, with Redemption, 3 Years	299
Expense Example, with Redemption, 5 Years	526
Expense Example, with Redemption, 10 Years	$ 1,180